Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Crude oil	$ 2,137	$ 1,173
Petroleum products	572	345
Natural gas	277	274
Other	377	351
Inventories	3,363	2,144
Inventory write-down	$ 147	$ 164